UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                              30 Rockefeller Plaza
                               New York, NY 10112
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
               --------------------------------------------------
                     (Name and address of agent for service)



        registrant's telephone number, including area code: 212-632-1584
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.






           LAZARD ALTERNATIVE STRATEGIES FUND, LLC
           ---------------------------------------------------------------------

           FINANCIAL STATEMENTS
           For the Six Months Ended September 30, 2005 (Unaudited)

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Management Commentary                                                          1

Schedule of Investments                                                        3

Statement of Assets, Liabilities and Members' Capital - Net Assets             5

Statement of Operations                                                        6

Statement of Changes in Members' Capital - Net Assets                          7

Statement of Cash Flows                                                        8

Notes to Financial Statements                                                  9

Proxy Voting Results                                                          16

Additional Information                                                        17

[LOGO]LAZARD                                               Administrator:
                                                           PFPC, Inc.
                                                           103 Bellevue Parkway
                                                           Wilmington
                                                           Delaware 19809
                                                           Tel: 302-791-3189
                                                           Fax: 302-791-4076

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------
November 2005

Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") posted a 1.8% return over the six-month period ending September 30, 2005. Since inception on September 1, 2001, the Fund has posted annualized return of 6.4%, net of all fees. In addition, since inception, the Fund's 2.6% volatility is below its targeted volatility of 3% to 5%.

-------------------------------------------------------------------------------------------------------------------------
                                                   APRIL 1, 2005 TO                              ANNUALIZED SINCE
                                                    SEPT 30, 2005       YTD 2005                SEPTEMBER 1, 2001
-------------------------------------------------------------------------------------------------------------------------
                                                  RATE OF RETURN     RATE OF RETURN     RATE OF RETURN    VOLATILITY(2)
-------------------------------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC(1)                  1.8%               2.4%               6.4%            2.6%
-------------------------------------------------------------------------------------------------------------------------
CSFB/ Tremont Hedge Fund Index(3)                           4.9%               5.9%               8.6%            3.2%
-------------------------------------------------------------------------------------------------------------------------
HFR Fund of Funds Diversified Index(3)                      4.2%               5.2%               6.1%            3.2%
-------------------------------------------------------------------------------------------------------------------------
HFRX Global Hedge Fund Index(3)                             2.5%               1.4%               5.7%            3.3%
-------------------------------------------------------------------------------------------------------------------------


CORRELATION ANALYSIS (SEPTEMBER 1, 2001 - SEPTEMBER 30, 2005)
-------------------------------------------------------------------------------------------------------------------------
                                                                  MSCI WORLD        S&P 500(4)        LEHMAN AGGREGATE
                                                                    INDEX(4)                             BOND INDEX(4)
-------------------------------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC                              0.31              0.22                   -0.05
-------------------------------------------------------------------------------------------------------------------------

----------------------
(1) Returns are preliminary and are reported net of fees, including any performance allocation. Past performance, wherever stated in this letter, is not indicative of future results.

(2) Volatility is measured as annualized standard deviation. The Fund's goal of maintaining a diversified portfolio of strategies and managers that are primarily focused on risk-adjusted alpha generation is designed to result in a return series with relatively controlled risks, which Lazard estimates to be within the targeted volatility range.

(3) The underlying hedge funds held by the Fund may differ significantly from the funds that comprise the indices.

(4) The investment programs of the Fund, and the hedge funds in which it invests, are not restricted to securities comprising these indices. The underlying hedge funds may use various techniques, such as short selling, which may not be reflected in these indices.

Global capital markets were mixed over the second and third calendar quarters. Early action was consistent with the negative, risk averse tone seen during the first quarter, followed by a "sell the rumor, buy the news" dynamic that strengthened during the second quarter. During the third quarter, global capital markets seemed to return to rationality with bond yields and equity earnings expectations better reflecting the apparent economic reality of reasonable growth, nascent inflation pressures and the bottlenecks in the supply chain reflected in commodity prices.

U.S. equities were positive overall. The S&P 500 and Dow Jones Industrials rose 5.0% and 1.7% and the NASDAQ Composite and Russell 2000 rose 8.0% and 9.2% respectively. Implied volatility of the U.S. equity markets (the VIX Index) rose modestly but remains below the levels reached during 2Q05. Emerging markets were generally strong.

The U.S. yield curve continued to flatten marginally with Fed tightening failing to push up yields further out the curve. Ten-year and 30-year yields were down roughly -17 bps. Three-month and 6-month rates rose 77 and 79 bps while 2 and 3-year yields rose 39 bps and 25 bps. 5-year yields were up 2 bps. Implied volatility in the U.S. Treasury markets spiked in early July and late August but ended the period only marginally higher.

The U.S. dollar continued to rally versus the Japanese yen, ending the quarter at (Y)113.51/$, up 5.9%. The euro rose against the dollar in July and August but fell sharply in September, ending the period weaker -7.2% at $1.2026/$. Commodity prices continued to climb over the period with dramatic movement in energy prices thanks to hurricanes in the Gulf of Mexico. Crude oil rose over 23% and natural gas rose almost 110%! Gold ended the period up 10%.

The Company continues to maintain a diversified portfolio of alpha-seeking strategies with limited systematic market exposure that pursue opportunities across all of the major hedge fund strategies: Relative Value, Event Driven, Long/Short and Tactical Trading.

Our portfolio continues to evolve as we try and understand the changing opportunities within the dynamic global capital markets. The optimism about the potential for stock-picking alpha from Long/Short managers we expressed earlier remains. Correlations across equity sectors and regions remain low, providing excellent opportunities for managers to find rewarding investments despite potentially tepid performance from broad indices.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

Kit Boyatt                 Christian Frei            Chris Heasman

/s/ Kit Boyatt             /s/ Christian Frei        /s/ Chris Heasman

Director                   Director                  Director

All information on allocations to hedge funds is as of September 30, 2005. The Fund's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2005

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (95.93%) #                COST         FAIR VALUE

EVENT DRIVEN (25.59%)
Cognis I Fund                                        $ 7,000,000     $ 7,982,888
Exton Capital Partners, LP                             3,000,000       3,047,930
Farallon Capital Partners, LP                          4,500,000       6,411,476
Litespeed Partners, LP                                 5,000,000       5,535,460
Marathon Special Opportunity Fund, LP                  3,007,452       6,474,729
Marathon Structured Finance Fund, LP                   4,500,000       5,454,853
Spinnaker Global Emerging Markets Fund, LTD            5,575,000      10,006,738
Spinnaker Global Strategic Fund, LTD                   1,500,000       2,272,699
                                                     -----------     -----------
                                                      34,082,452      47,186,773
                                                     -----------     -----------

LONG/SHORT (33.43%)
Arience Capital Partners I, LP                         9,350,000      10,407,858
Braddock Partners, LP                                  6,500,000       6,822,097
Delta Institutional, LP                                7,870,000      13,392,021
Diamondback Partners, LP                               5,000,000       5,154,868
Glenhill Capital, LP                                   4,650,000       6,733,380
Jetstream Global Fund LP                               5,000,000       5,378,295
New Castle Partners, LP                                8,650,000       9,097,775
dey Japan & General, Inc.                              4,000,000       4,641,685
                                                     -----------     -----------
                                                      51,020,000      61,627,979
                                                     -----------     -----------

RELATIVE VALUE (18.80%)
Akanthos Arbitrage Fund, LP                            6,200,000       5,821,705
CRC Global Structure Credit Fund, LTD                  6,000,000       6,916,242
Octave-1, LTD                                            600,000       1,207,047
Sagecrest II, LLC                                      6,000,000       6,622,366
Silverback Partners, LP                                6,800,000       6,463,896
West Side Partners, LP                                 6,756,000       7,640,047
                                                     -----------     -----------
                                                      32,356,000      34,671,303
                                                     -----------     -----------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)              COST         FAIR VALUE

TACTICAL TRADING (18.11%)
Alternative Treasury Strategy, LLC                  $  6,000,000    $  5,956,631
Blenheim Fund, LP                                      6,000,000       5,793,187
Graham Global Investment Fund, LTD                     6,759,000       8,241,438
Graham Global Investment Fund II, LTD                  6,500,000       5,963,171
Vega Select Opportunities Fund, LTD                    6,936,399       7,433,907
                                                    ------------    ------------
                                                      32,195,399      33,388,334
                                                    ------------    ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                $149,653,851     176,874,389
                                                    ============
OTHER ASSETS, LESS LIABILITIES (4.07%)                                 7,502,221
                                                                    ------------
MEMBERS' CAPITAL - NET ASSETS (100%)                                $184,376,610
                                                                    ============

#     Non-income producing security

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS                                                               SEPTEMBER 30, 2005
Investments in Portfolio Funds, at fair value (cost - $149,653,851)    $ 176,874,389
Cash and cash equivalents                                                  7,557,025
Redemption receivable of Portfolio Funds                                   1,456,064
Interest receivable                                                           14,717
                                                                       -------------

         TOTAL ASSETS                                                    185,902,195
                                                                       -------------

LIABILITIES

Redemption payable from Contributing Member Account                          680,077
Advance contributions                                                        297,000
Management fee payable                                                       431,153
Professional fees payable                                                     66,985
Board of Managers' fees payable                                               12,974
Other accrued expenses                                                        37,396
                                                                       -------------

         TOTAL LIABILITIES                                                 1,525,585
                                                                       -------------

                  NET ASSETS                                           $ 184,376,610
                                                                       =============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                            $ 161,609,969
Accumulated net investment loss                                           (5,196,960)
Accumulated net realized gains                                               743,063
Accumulated net unrealized appreciation on investments                    27,220,538
                                                                       -------------

         MEMBERS' CAPITAL - NET ASSETS                                 $ 184,376,610
                                                                       =============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             FOR THE SIX
                                                                             MONTHS ENDED
                                                                          SEPTEMBER 30, 2005
INVESTMENT INCOME
         Interest                                                             $   148,336
                                                                              -----------

         TOTAL INVESTMENT INCOME                                                  148,336
                                                                              -----------

EXPENSES
     OPERATING EXPENSES:
         Management fee                                                           959,690
         Accounting and administration fees                                       112,368
         Professional fees                                                        107,500
         Board of Managers' fees                                                   28,000
         Custodian fees                                                            10,971
         Miscellaneous                                                             26,465
                                                                              -----------

         TOTAL OPERATING EXPENSES                                               1,244,994
                                                                              -----------

         NET INVESTMENT LOSS                                                   (1,096,658)
                                                                              -----------

         NET REALIZED LOSS ON INVESTMENTS                                      (2,170,945)
         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   6,553,774
                                                                              -----------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        4,382,829
                                                                              -----------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $ 3,286,171
                                                                              ===========

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

For six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005:

                                            CONTRIBUTING        SPECIAL
                                               MEMBERS          MEMBER            TOTAL
Members' capital at March 31, 2004          $ 120,688,774    $     184,963    $ 120,873,737

Capital contributions                          89,233,559               --       89,233,559
Capital distributions                         (19,702,379)        (835,288)     (20,537,667)
Net investment loss                            (1,989,425)              --       (1,989,425)
Net realized gain on investments                2,820,694               --        2,820,694
Net change in unrealized appreciation on
   investments                                  6,899,891               --        6,899,891
Actual incentive allocation from
   January 1, 2004 to December 31, 2004          (835,288)         835,288               --
Reverse accrued incentive allocation of
   January 1, 2004 to March 31, 2004              184,963         (184,963)              --
Accrued incentive allocation from
   January 1, 2005 to March 31, 2005              (16,456)          16,456               --
                                            -------------    -------------    -------------

Members' capital at March 31, 2005          $ 197,284,333    $      16,456    $ 197,300,789

Capital contributions                          23,789,650               --       23,789,650
Capital distributions                         (40,000,000)              --      (40,000,000)
Net investment loss                            (1,096,658)              --       (1,096,658)
Net realized loss on investments               (2,170,945)              --       (2,170,945)
Net change in unrealized appreciation on
   investments                                  6,553,774               --        6,553,774
Accrued incentive allocation from
   April 1, 2005 to September 30, 2005           (465,091)         465,091               --
                                            -------------    -------------    -------------

   Members' capital at September 30, 2005   $ 183,895,063    $     481,547    $ 184,376,610
                                            =============    =============    =============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            FOR THE SIX MONTHS ENDED
                                                                               SEPTEMBER 30, 2005
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                   $  3,286,171
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash provided by operating activities:
      Purchases of Portfolio Funds                                                 (45,500,000)
      Proceeds from redemption of Portfolio Funds                                   63,737,326
      Net realized loss on redemption of Portfolio Funds                             2,170,945
      Net appreciation on investments in Portfolio Funds                            (6,553,774)
      Decrease in Portfolio Funds paid in advance                                    6,000,000
      Increase in redemption receivable of Portfolio Funds                          (1,095,501)
      Increase in interest receivable                                                   (1,656)
      Decrease in management fee payable                                               (26,206)
      Decrease in professional fees payable                                            (44,098)
      Decrease in Board of Managers' fees payable                                       (3,750)
      Decrease in other accrued expenses                                               (15,723)
                                                                                  ------------
    Net cash provided by operating activities                                       21,953,734
                                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions, net of change in Advance contributions                   18,101,650
    Capital distributions, net of change in Redemptions payable                    (40,370,658)
                                                                                  ------------
    Net cash used in financing activities                                          (22,269,008)
                                                                                  ------------

Net decrease in cash and cash equivalents                                             (315,274)
Cash and cash equivalents at beginning of period                                     7,872,299
                                                                                  ------------
Cash and cash equivalents at end of period                                        $  7,557,025
                                                                                  ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC ("LAM"), a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies Holdings, LLC, an affiliate of the Investment Adviser (the "Special Member"), holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the incentive allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers").

2.    SIGNIFICANT ACCOUNTING POLICIES

      A. NET ASSET VALUATION

      The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Agreements").

      The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. NET ASSET VALUATION (CONTINUED)

      Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

      Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at September 30, 2005.

      B. COMPANY EXPENSES

      The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the management fee paid to the Investment Adviser.

      C. INCOME TAXES

      As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made.

      D. CASH EQUIVALENTS

      The Company treats all interest bearing accounts and highly liquid financial instruments that matured within three months as cash equivalents. At September 30, 2005, $6,876,948 was held in an interest bearing account at PNC Bank, and $680,077 was held in cash equivalents in the BlackRock Liquidity Temp Fund, segregated for payment of repurchase interests held back during the period.

      E. ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

      Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

      As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

      Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the member's capital account balance during such calendar year, or such lesser period corresponding to such member's investment, attributable to the net profits credited to the member's capital account during such period (before deduction for Incentive Allocation) exceeds the "Hurdle Rate". The Hurdle Rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a 3 month term). The accrued incentive for the nine months ended September 30, 2005 was $481,547 and for the six months ended September 30, 2005 was $465,091.

      Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

4.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from redemption of Portfolio Funds for the period ended September 30, 2005 amounted to $45,500,000 and $63,737,326, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2005.

5.    RISK FACTORS

      An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

      The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5.    RISK FACTORS (CONTINUED)

      So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that required the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

6.    PORTFOLIO FUNDS

      The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceeded 5% of the Company's net assets at September 30, 2005.

      Arience Capital Partners I, LP employs a value oriented, long-short investment program, targeting long-term returns, in a non-correlated, risk controlled fashion. The investment manager generally will seek investment opportunities in individual equity positions, which it believes has the return potential of at least 50% over a 12 to 24 month period. Arience Capital Partners I, LP allows Class A limited partners to redeem all or a portion of capital as of the last day of any fiscal quarter if the account has been held for more than a year.

      Delta Institutional, LP seeks to preserve capital while maximizing after-tax capital appreciation through investments, both long and short, primarily in publicly traded equity securities. Delta Institutional, LP allows for redemptions as of the last day of each calendar quarter upon giving at least a 45 days written notice. However, limited partners are subject to a "lock up" provision such that they may not make any withdrawals until they have been a partner for at least 12 months.

      Spinnaker Global Emerging Markets Fund, LTD seeks to achieve a high total return through any combination of capital appreciation and income generation primarily (but not exclusively) through emerging markets investments. Spinnaker Global Emerging Markets Fund, LTD allows for redemptions of Class A shares as of the last business day of the first occurring March, June, September, or December which is at least one year after the subscription date in respect of such Class A shares, or the one-year anniversary of the prior optional redemption date, and with 90 days notice.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

7.    REPURCHASE OF COMPANY INTERESTS

      The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year.

8.    GUARANTEES

      In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Company's experience, the risk of loss from such claims is considered remote.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

9.    FINANCIAL HIGHLIGHTS INFORMATION

                                            SIX MONTHS ENDED                                                    PERIOD FROM
                                           SEPTEMBER 30, 2005    YEAR ENDED     YEAR ENDED      YEAR ENDED    JANUARY 1, 2002
                                               (UNAUDITED)     MARCH 31, 2005 MARCH 31, 2004  MARCH 31, 2003 TO MARCH 31, 2002
Total return before
      Incentive Allocation*                         2.10%             4.65%        11.49%            6.94%           1.46%
Incentive Allocation                               (0.26)%           (0.46)%       (1.15)%          (0.69)%         (0.14)%
                                                --------          --------      --------         --------        --------
Total net return after
      Incentive Allocation*                         1.84%             4.19%        10.34%            6.25%           1.32%
                                                                  ========      ========         ========        ========

Net assets, end of
    period (000)                                $184,377          $197,301      $120,874         $ 50,819        $ 23,087

   Portfolio Turnover                                 25%               27%            9%              58%              4%

Annualized ratios to average net assets:

Net investment loss before
   Incentive Allocation                            (1.13)%           (1.27)%       (1.54)%          (1.95)%         (2.14)%

Operating expenses,
   excluding organizational
   expenses and waivers                             1.29%             1.34%         1.55%            2.02%           2.42%
Organizational expenses                               --                --            --               --              --
Incentive Allocation                                0.24%+            0.43%         1.04%            0.80%           0.59%
                                                --------          --------      --------         --------        --------
Total expenses and Incentive
   Allocation before waivers                        1.53%             1.77%         2.59%            2.82%           3.01%


Expenses waived                                       --                --            --            (0.02)%         (0.27)%
                                                --------          --------      --------         --------        --------

Net expenses                                        1.53%             1.77%         2.59%            2.80%           2.74%
                                                ========          ========      ========         ========        ========

* Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

+     Incentive Allocation ratio is not annualized.

10. SUBSEQUENT EVENTS

As stated in the Company's tender offer documents, the Company is offering to purchase limited liability company interests in the Company ("Interests") from members of the Company at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a member desires to redeem). The offer to purchase Interests (the "Offer") is open until 12:00 midnight, eastern time, on December 5, 2005 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of December 31, 2005 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

PROXY VOTING RESULTS (UNAUDITED) - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

A Special Meeting of Members of the Company was held on August 18, 2005, to vote on the following proposals. Each proposal received the required number of votes of Members and was adopted.

PROPOSAL 1: To approve a new Investment  Advisory  Agreement between the Company and Lazard Alternatives:

                FOR                         AGAINST                     ABSTAIN
                ---                         -------                     -------
            100,416,472                        0                           0

PROPOSAL 2: To elect the  following  persons to serve as members of the Board of
            Managers of the Company:

                                             FOR              WITHHOLD AUTHORITY
                                             ---              ------------------
            a. Robert Appel*             100,416,472                  0
            b. John J. Burke             100,416,472                  0
            c. Leon M. Pollack           100,416,472                  0
            d. Richard Reiss             100,416,472                  0
            e. Michael S. Rome           100,416,472                  0
            f. Robert M. Solmson         100,416,472                  0

--------------------------------------------------------------------------------
* Mr. Appel determined he could not serve as a Manager and did not become a member of the Board of Managers.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 and
(2) on the SEC's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

The Company will file a complete portfolio schedule with the SEC within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENTS

At a meeting of the Board of Managers held on February 16, 2005, the Board considered the approval of a new Advisory Agreement between the Company and Lazard Alternatives (the "New Advisory Agreement"), as a result of the initial public offering of securities of a parent company of Lazard Alternatives and other related changes in the structure of the Lazard organization, which occurred on May 5, 2005 (the "Restructuring"). The Independent Managers were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Lazard Alternatives.

At a meeting of the Board of Managers held on April 19, 2005, the Board considered the approval of an Interim Advisory Agreement between the Company and Lazard Alternatives to take effect upon the Restructuring (the "Interim Advisory Agreement"), under conclusions and determinations substantially identical to those described below for the New Advisory Agreement, largely by reference to information presented and discussed at the Board meeting on February 16, 2005 supporting the same conclusions and determinations for the Interim Advisory Agreement. Representatives of Lazard Alternatives had confirmed for the Board that there had been no significant changes in referenced information, and the Board confirmed its understanding of the application of this information. The New Advisory Agreement replaced the Interim Advisory Agreement upon approval of the New Advisory Agreement by Members of the Company on August 18, 2005.

SERVICES PROVIDED

The Lazard Alternatives' representatives gave a presentation to the Board about the nature, extent and quality of services that Lazard Alternatives provides the Company, including a brief discussion of Lazard Alternatives and its clients, and outlined LAM's global structure, including technology and operational support and expanded marketing and distribution channels, all of which provide realized benefits through investment in Lazard Alternatives' investment advisory

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED) - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

business. The Managers agreed that the Company benefits from all of the services of LAM's global platforms.

The Managers discussed the nature, extent and quality of the services provided by Lazard Alternatives to the Company. The Managers considered the various services provided by Lazard Alternatives to the Company and considered LAM's research and portfolio management capabilities. The Managers also considered LAM's extensive administrative, accounting and compliance infrastructure.

RESTRUCTURING

The Managers assessed the implications of the Restructuring for Lazard Alternatives and its ability to continue to provide services to the Company of the same scope and quality as are currently provided. In particular, the Board inquired as to the impact of the Restructuring on Lazard Alternatives' personnel, management, facilities and financial capabilities, and received assurances in this regard from senior management of LAM that the Restructuring would not adversely affect Lazard Alternatives' ability to fulfill its obligations under the New Advisory Agreement, and to operate its business in a manner consistent with past practices. The Board also considered that the New Advisory Agreement, and the Incentive Allocation, is identical in all respects to the previous Advisory Agreement between the Company and Lazard Alternatives (the "Previous Advisory Agreement"), except for the time periods covered by the agreements.

COMPARATIVE PERFORMANCE AND FEES

The  Managers  reviewed  and  placed   significant   emphasis  on  the  relative
performance and Incentive Allocation, including comparative fee information.

INCENTIVE ALLOCATION

The Managers also discussed the Incentive Allocation, which was proposed to be the same under the New Advisory Agreement as under the Previous Advisory Agreement, and it was noted that it is generally within the range of fees of the Company's comparison group. An extended discussion of the Incentive Allocation earned by the Special Member and services provided under the New Advisory Agreement by Lazard Alternatives ensued. The Managers considered and evaluated the performance of the Company and the Incentive Allocation. They agreed with Lazard Alternatives' characterization of the Company's performance and Incentive Allocation compared to the Company's respective comparison group, and agreed that the Incentive Allocation was reasonable in light of the services provided by Lazard Alternatives and the Company's overall performance.

The Managers also considered Lazard Alternatives' other accounts managed in Lazard Alternatives' multi-manager strategy, the Company's investment strategy ("Similar Accounts"). The Managers discussed the Incentive Allocation compared to the fee paid to the Special Member or Lazard Alternatives or their affiliates, if relevant, by Similar Accounts. The Managers also reviewed the nature of the Similar Accounts and the differences, from Lazard

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED) - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Alternatives' perspective, in management of the different types of Similar Accounts as compared to management of the Company. The Managers considered the relevance of the fee information provided for Similar Accounts managed by Lazard Alternatives to evaluate the appropriateness and reasonableness of the Incentive Allocation. A discussion ensued, and it was noted that the fees are substantially similar.

LAZARD ALTERNATIVES PROFITABILITY AND ECONOMIES OF SCALE

The Managers reviewed information prepared by Lazard Alternatives for the Company concerning the costs to and profits realized by Lazard Alternatives and its affiliates, including the Special Member, resulting from the Previous Advisory Agreement, reviewing the dollar amount of expenses allocated and profit received by Lazard Alternatives and the method used to determine such expenses and profit. Lazard Alternatives' representatives stated that neither Lazard Alternatives nor its affiliates receive any significant indirect benefits from managing the Company. The Managers agreed that the information provided substantiated statements of the Lazard Alternatives' representatives.

It was noted that the profitability percentage for the Company was within ranges determined by appropriate court cases not to be so disproportionately large that it bore no reasonable relationship to the services rendered and, given the overall performance and generally superior service levels, was thought not to be excessive, and the Board concurred with this analysis.

The Managers considered Lazard Alternatives' estimated profitability with respect to the Company under the Previous Advisory Agreement as part of their evaluation of whether the Incentive Allocation under the New Advisory Agreement bears a reasonable relationship to the mix of services provided by Lazard Alternatives, including the nature, quality and extent of such services. The Managers evaluated the costs of the services to be provided and profits expected to be realized by Lazard Alternatives and its affiliates from the relationship with the Company in light of the relevant circumstances. It was noted that a discussion of economies of scale should be predicated on increasing assets and that because the Company is a closed-end fund without daily inflows and outflows of capital there were not at this time significant economies of scale to be realized by Lazard Alternatives in managing the Company's assets. The Managers also considered potential benefits to Lazard Alternatives and its affiliates from Lazard Alternatives acting as Investment Adviser to the Company.

At the conclusion of these discussions, each of the Independent Managers expressed the opinion that he had been furnished with sufficient information to make an informed business decision with respect to continuation of the New Advisory Agreement. Based on its discussions and considerations described above, the Board made the following conclusions and determinations.

      o     The Board  concluded  that the  nature,  extent  and  quality of the
            services   provided  by  Lazard   Alternatives   are   adequate  and
            appropriate.

      o The Board determined that the Restructuring of Lazard Alternatives' parent companies would not be a detriment to Lazard Alternatives' ability to continue to provide services to

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED) - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

            the Company of the same scope and quality as were provided under the Previous Advisory Agreement, and that the Restructuring would not adversely affect Lazard Alternatives' ability to fulfill its obligations under the New Advisory Agreement, and to operate its business in a manner consistent with past practices.

      o     The Board was satisfied with the Company's overall performance.

      o The Board concluded that the Incentive Allocation was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Lazard Alternatives and its affiliates, including the Special Member, from the relationship with the Company.

      o The Board determined that there were not significant economies of scale to be realized by Lazard Alternatives in managing the Company's assets and that, to the extent that material economies of scale had not been shared with the Company, the Board would seek to do so.

The Independent Managers considered these conclusions and determinations and, without any one factor being dispositive, the Board determined that approval of the New Advisory Agreement was in the best interests of the Company and its Members.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of Managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Lazard Alternative Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date              December 5, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date              December 5, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date              December 5, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.